Label	Element	Value
Innovator Equity Dual Directional 15 Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.60%
Innovator Equity Dual Directional 15 Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $574.05 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.70%
Innovator Equity Dual Directional 15 Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.30%
Innovator Equity Dual Directional 15 Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $749.00 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.80%)
Innovator Equity Dual Directional 15 Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $580.90 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(20.10%)